[LOGO OF USAA]
   USAA(R)

                   USAA MONEY
                          MARKET Fund

                              [GRAPHIC OF USAA MONEY MARKET FUND]

                   S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       29

    Financial Statements                                                    31

    Notes to Financial Statements                                           34

    Expense Example                                                         41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                            WE BELIEVE LONG-TERM RATES COULD
[PHOTO OF CHRISTOPHER W. CLAUS]          GRADUALLY RISE OVER THE COURSE OF 2005,
                                         BUT DON'T THINK MARKET CONDITIONS WILL
                                             DRIVE LONG-TERM RATES OVER 5%.

                                                            "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates.
                 Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                    Invests principally in high-quality, U.S.
                    dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                        1/31/05                     7/31/04
--------------------------------------------------------------------------------
Net Assets                         $2,999.5 Million            $3,019.7 Million
Net Asset Value Per Share                $1.00                       $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/05
--------------------------------------------------------------------------------

7/31/04 TO 1/31/05*       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
       0.72%               1.05%        2.60%          3.96%            1.88%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                            7-DAY YIELD COMPARISON

         [CHART OF 7-DAY YIELD COMPARISON]

                    USAA MONEY
                    MARKET FUND    IMONEYNET AVERAGE
 1/27/2004            0.59%             0.38%
 2/24/2004            0.64              0.38
 3/30/2004            0.60              0.36
 4/27/2004            0.63              0.37
 5/25/2004            0.61              0.38
 6/29/2004            0.74              0.45
 7/27/2004            0.84              0.58
 8/31/2004            1.06              0.75
 9/28/2004            1.24              0.90
10/26/2004            1.32              0.99
11/30/2004            1.55              1.19
12/28/2004            1.78              1.40
 1/25/2005            1.86              1.50

                  [END CHART]

       DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 1/25/05.

       The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE OF $10,000

 [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                           USAA MONEY MARKET FUND
 1/31/1995                      $10,000.00
 2/28/1995                       10,044.70
 3/31/1995                       10,094.01
 4/30/1995                       10,138.85
 5/31/1995                       10,191.68
 6/30/1995                       10,239.88
 7/31/1995                       10,288.97
 8/31/1995                       10,337.94
 9/30/1995                       10,383.58
10/31/1995                       10,433.77
11/30/1995                       10,481.08
12/31/1995                       10,526.73
 1/31/1996                       10,577.79
 2/29/1996                       10,620.78
 3/31/1996                       10,662.89
 4/30/1996                       10,709.62
 5/31/1996                       10,754.82
 6/30/1996                       10,796.02
 7/31/1996                       10,845.06
 8/31/1996                       10,890.06
 9/30/1996                       10,937.10
10/31/1996                       10,984.08
11/30/1996                       11,028.35
12/31/1996                       11,077.94
 1/31/1997                       11,125.96
 2/28/1997                       11,169.61
 3/31/1997                       11,218.11
 4/30/1997                       11,266.37
 5/31/1997                       11,315.20
 6/30/1997                       11,366.31
 7/31/1997                       11,417.62
 8/31/1997                       11,465.58
 9/30/1997                       11,518.93
10/31/1997                       11,570.69
11/30/1997                       11,618.31
12/31/1997                       11,676.06
 1/31/1998                       11,728.24
 2/28/1998                       11,776.27
 3/31/1998                       11,830.54
 4/30/1998                       11,881.70
 5/31/1998                       11,931.32
 6/30/1998                       11,986.43
 7/31/1998                       12,040.02
 8/31/1998                       12,093.83
 9/30/1998                       12,146.05
10/31/1998                       12,196.89
11/30/1998                       12,248.37
12/31/1998                       12,299.94
 1/31/1999                       12,347.02
 2/28/1999                       12,391.60
 3/31/1999                       12,443.51
 4/30/1999                       12,490.56
 5/31/1999                       12,534.42
 6/30/1999                       12,586.85
 7/31/1999                       12,635.95
 8/31/1999                       12,689.42
 9/30/1999                       12,741.14
10/31/1999                       12,792.07
11/30/1999                       12,850.39
12/31/1999                       12,911.09
 1/31/2000                       12,971.07
 2/29/2000                       13,028.11
 3/31/2000                       13,090.00
 4/30/2000                       13,147.41
 5/31/2000                       13,217.59
 6/30/2000                       13,284.70
 7/31/2000                       13,355.08
 8/31/2000                       13,425.99
 9/30/2000                       13,492.61
10/31/2000                       13,566.45
11/30/2000                       13,636.39
12/31/2000                       13,704.91
 1/31/2001                       13,779.23
 2/28/2001                       13,838.40
 3/31/2001                       13,897.18
 4/30/2001                       13,954.25
 5/31/2001                       14,005.67
 6/30/2001                       14,049.70
 7/31/2001                       14,094.75
 8/31/2001                       14,134.42
 9/30/2001                       14,167.57
10/31/2001                       14,199.00
11/30/2001                       14,224.91
12/31/2001                       14,247.02
 1/31/2002                       14,267.27
 2/28/2002                       14,284.91
 3/31/2002                       14,304.24
 4/30/2002                       14,323.30
 5/31/2002                       14,343.58
 6/30/2002                       14,360.67
 7/31/2002                       14,378.98
 8/31/2002                       14,398.40
 9/30/2002                       14,415.04
10/31/2002                       14,433.46
11/30/2002                       14,449.74
12/31/2002                       14,464.22
 1/31/2003                       14,478.77
 2/28/2003                       14,491.02
 3/31/2003                       14,502.36
 4/30/2003                       14,514.03
 5/31/2003                       14,526.29
 6/30/2003                       14,536.00
 7/31/2003                       14,544.43
 8/31/2003                       14,553.11
 9/30/2003                       14,561.02
10/31/2003                       14,569.60
11/30/2003                       14,576.77
12/31/2003                       14,584.95
 1/31/2004                       14,592.39
 2/29/2004                       14,599.54
 3/31/2004                       14,606.98
 4/30/2004                       14,614.92
 5/31/2004                       14,621.98
 6/30/2004                       14,630.28
 7/31/2004                       14,640.67
 8/31/2004                       14,652.71
 9/30/2004                       14,666.86
10/31/2004                       14,683.00
11/30/2004                       14,700.81
12/31/2004                       14,723.61
 1/31/2005                       14,745.09

                [END CHART]

                       DATA FROM 1/31/95 THROUGH 1/31/05.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]     PAMELA BLEDSOE NOBLE, CFA
                                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The seven-day yield on your USAA Money Market Fund increased from 0.85% on July 31, 2004, to 1.88% on January 31, 2005. The
                 total return for the same period was 0.72%, compared to an average return of 0.55% for all money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, Inc., the Fund ranked 42 out of 352 money market funds for the six-month period ended January 31, 2005.

                 For the second consecutive year, Pam Bledsoe Noble received the "TOP MONEY FUND MANAGER AWARD" among 127 Prime Retail money market mutual funds with assets in excess of $1 billion, as presented by iMoneyNet, Inc. The USAA Money Market Fund was cited by iMoneyNet, Inc. as the top Prime Taxable fund in the Institutional and Retail fund universe with total portfolio net assets of at least $1 billion as of December 31, 2004.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 6 FOR THE IMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 The U.S. economy continues to gain strength, demonstrating less of a need for monetary stimulus by the Federal Reserve Board (the Fed). After beginning to raise short-term rates in June 2004, the Fed indicated that it would continue to tighten at a measured pace. During the semiannual period, there were four rate increases of a quarter-percent each, which moved the federal funds rate (the rate banks charge for overnight loans) from 1.25% to 2.25%. The Fed reiterated its goal of raising short-term rates to a "neutral" position, which consensus opinion places between 3.25% and 4%. Employment growth and inflation are likely to be the key indicators the Fed uses in determining the "neutral" rate.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We positioned the Fund to maximize the benefits of each interest-rate increase, preparing for each meeting of the Federal Open Market Committee and managing security selection through each increase. We used variable-rate demand notes (VRDNs), which possess a demand feature that allows the owner to sell the bonds back to the issuer at par (100% of face value) generally with a notice of seven days or less. Because they generally reset daily or weekly, VRDNs react quickly to changes in short-term interest rates. We also used commercial paper to target specific dates, and purchased other adjustable-rate issues to capture higher yields after each Fed meeting. The Fund's weighted average maturity ended the period at 40 days, near where it began at 39 days.

                 THE MONEY FUND REPORT(TM) TOP MANAGER AWARDS ARE EARNED BY THE PORTFOLIO MANAGERS OF FUNDS THAT HAD THE HIGHEST GROSS TOTAL RETURNS FOR 2003 AND 2004. THE TOP MANAGER DESIGNATION IS AWARDED TO TWO PORTFOLIO MANAGERS IN EACH OF THREE FUND UNIVERSES. THESE UNIVERSES ARE GOVERNMENT, PRIME, AND TAX-FREE/MUNICIPAL. WINNERS WERE NAMED FROM EACH OF THE FUND UNIVERSES WHICH INCLUDE INSTITUTIONAL AND RETAIL FUNDS, IN TWO
                 DIVISIONS: FUNDS WITH TOTAL PORTFOLIO ASSETS OF AT LEAST $1 BILLION AND FUNDS WITH ASSETS UNDER $1 BILLION BUT MORE THAN $100 MILLION.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK?

                 We remain confident about U.S. economic growth and expect inflation to stay benign. We believe the Fed will continue its pattern of measured interest-rate increases throughout much of 2005, providing money market investors with the potential for higher yields. We also believe your Fund is positioned to take advantage of higher short-term rates, and we will continue to look for opportunities in the market that add value.

                 Money market funds are a prudent part of a diversified investment portfolio because, in addition to flexibility and liquidity, they help investors offset volatility that may occur in their equity and fixed-income holdings.

                 We thank you, the Fund's shareholders, for your confidence and support.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                            PORTFOLIO MIX
                               1/31/05

                [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                          45.3%
Adjustable-Rate Notes                               22.5%
Commercial Paper/Put Bonds                          18.1%
Bonds/Notes/Certificates of Deposit                 14.6%

                       [END CHART]

       PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

       YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-28.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                     BAN        Bond Anticipation Note

                     CD         Certificate of Deposit

                     COP        Certificate of Participation

                     GO         General Obligation

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

                     IDA        Industrial Development Authority/Agency

                     IDB        Industrial Development Board

                     MFH        Multifamily Housing

                     MLO        Municipal Lease Obligation

                     MTN        Medium-Term Note

                     PCRB       Pollution Control Revenue Bond

                     RB         Revenue Bond

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company, or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                     (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                     (LDA) Interest payments are guaranteed by a bank letter of credit and principal payments are guaranteed by a bank deposit account.

                     (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Electric Co. or New York State.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

                     (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: AmSouth Bank, N.A.; Bank of Nova Scotia; JPMorgan Chase Bank; or SouthTrust Bank, N.A.

                     (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (14.6%)

              COMPUTER HARDWARE (0.5%)
  $15,192     Hewlett Packard Co. Global Notes                            7.15%      6/15/2005      $   15,433
                                                                                                    ----------
              CONSUMER FINANCE (0.7%)
   15,120     Caterpillar Financial Services Corp.,
                 MTN, Series F                                            5.95      12/01/2005          15,505
    4,000     Household Finance Corp., Global Notes                       8.00       5/09/2005           4,062
                                                                                                    ----------
                                                                                                        19,567
                                                                                                    ----------
              DIVERSIFIED BANKS (2.8%)
   25,000     Compass Bank, CD                                            3.25       1/27/2006          25,000
   10,000     Mercantile Safe Deposit & Trust, CD                         2.11       2/03/2005          10,000
   25,000     Regions Bank, CD                                            2.42       2/10/2005          25,000
   25,000     Regions Bank, CD                                            2.48       3/15/2005          25,000
                                                                                                    ----------
                                                                                                        85,000
                                                                                                    ----------
              ELECTRIC UTILITIES (0.3%)
    8,250     Alabama Power Co. Senior Notes, Series H                    5.49      11/01/2005           8,407
                                                                                                    ----------
              GENERAL OBLIGATION (1.3%)
    6,900     Groton City, CT, GO BAN, Series 2004                        2.00       2/16/2005           6,902
   32,860     Hudson County, NJ, BAN                                      2.50       9/21/2005          32,890
                                                                                                    ----------
                                                                                                        39,792
                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   10,000     Bank One Corp., Subordinated Notes                          7.63       8/01/2005          10,261
   23,500     Citigroup, Inc., Notes                                      6.75      12/01/2005          24,231
                                                                                                    ----------
                                                                                                        34,492
                                                                                                    ----------
              REGIONAL BANKS (3.7%)
   11,630     Keycorp, Senior MTN, Series G                               4.63       5/16/2005          11,709
   25,000     Marshall & Ilsley Corp., Series E                           1.72       5/23/2005          25,000
   25,000     Wilmington Trust Co., CD                                    2.24       2/08/2005          25,000
   25,000     Wilmington Trust Co., CD                                    2.05       5/16/2005          25,000
   25,000     Wilmington Trust Co., CD                                    1.65       5/17/2005          25,001
                                                                                                    ----------
                                                                                                       111,710
                                                                                                    ----------
              SALES TAX (0.8%)
   25,000     Sales Tax Asset Receivable Corp. RB,
                 Series 2005B                                             2.59      10/15/2005          25,009
                                                                                                    ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              SPECIAL ASSESSMENT/TAX/FEE (0.6%)
  $ 5,000     Glendale, WI, BAN, Series 2004B                             2.50%      9/21/2005      $    5,000
   11,305     New York State Urban Development Corp.,
                 State Personal Income Tax RB, Series
                 2004B-3                                                  3.15      12/15/2005          11,302
                                                                                                    ----------
                                                                                                        16,302
                                                                                                    ----------
              SPECIALIZED FINANCE (0.5%)
   15,000     CIT Group, Inc., Senior Notes                               7.63       8/16/2005          15,396
                                                                                                    ----------
              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   50,000     Vodafone Group plc, Global Notes                            7.63       2/15/2005          50,115
                                                                                                    ----------
              U.S. GOVERNMENT (0.5%)
   15,000     Fannie Mae, Notes(d)                                        1.40       3/29/2005          15,000
                                                                                                    ----------
              Total fixed-rate instruments (cost: $436,223)                                            436,223
                                                                                                    ----------
              COMMERCIAL PAPER (11.3%)

              ASSET-BACKED FINANCING (7.7%)
   10,000     Bavaria TRR Corp.(a,b)                                      2.61       4/15/2005           9,947
    9,021     Check Point Charlie, Inc.(a,b)                              1.90       2/09/2005           9,017
   15,000     Check Point Charlie, Inc.(a,b)                              2.42       2/14/2005          14,987
   11,724     Check Point Charlie, Inc.(a,b)                              2.50       2/25/2005          11,704
   15,000     Lockhart Funding LLC(a,b)                                   1.90       2/04/2005          14,998
   15,000     Lockhart Funding LLC(a,b)                                   2.41       2/07/2005          14,994
   15,000     Lockhart Funding LLC(a,b)                                   2.41       2/08/2005          14,993
   11,500     Lockhart Funding LLC(a,b)                                   2.43       2/10/2005          11,493
   20,000     Lockhart Funding LLC(a,b)                                   2.43       2/14/2005          19,982
   13,100     Lockhart Funding LLC(a,b)                                   2.46       3/07/2005          13,070
   25,084     Sunbelt Funding Corp.(a,b)                                  2.40       2/01/2005          25,084
   15,000     Sunbelt Funding Corp.(a,b)                                  2.40       2/03/2005          14,998
   13,700     Sunbelt Funding Corp.(a,b)                                  2.41       2/07/2005          13,695
    8,540     Sunbelt Funding Corp.(a,b)                                  2.35       2/11/2005           8,534
   20,000     Sunbelt Funding Corp.(a,b)                                  2.52       3/15/2005          19,941
   15,000     Windmill Funding Corp.(a,b)                                 2.39       2/18/2005          14,983
                                                                                                    ----------
                                                                                                       232,420
                                                                                                    ----------
              CONSUMER FINANCE (0.5%)
   14,200     Dealers Capital Access Trust, Inc.                          1.95       2/14/2005          14,190
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (1.2%)
  $11,241     Gotham Funding Corp.(a,b)                                   2.54%      2/07/2005      $   11,236
   14,137     Gotham Funding Corp.(a,b)                                   2.41       2/10/2005          14,129
   10,000     Gotham Funding Corp.(a,b)                                   2.50       2/24/2005           9,984
                                                                                                    ----------
                                                                                                        35,349
                                                                                                    ----------
              ELECTRIC UTILITIES (0.4%)
   13,000     Georgia Transmission Corp.(a,b)                             2.40       2/01/2005          13,000
                                                                                                    ----------
              HEALTH CARE FACILITIES (0.7%)
   20,000     Trinity Health Corp.                                        2.47       3/08/2005          19,952
                                                                                                    ----------
              MUNICIPAL FINANCE (0.5%)
   15,000     New York Job Development Auth.,
                 Series H (NBGA)                                          2.43       2/03/2005          14,998
                                                                                                    ----------
              PACKAGED FOODS & MEAT (0.3%)
   10,203     Sara Lee Corp.(a,b)                                         2.36       2/11/2005          10,196
                                                                                                    ----------
              Total commercial paper (cost: $340,105)                                                  340,105
                                                                                                    ----------
              PUT BONDS (6.8%)

              AUTOMOBILE MANUFACTURERS (0.8%)
   25,000     BMW US Capital, LLC, Notes(b)                               4.23       6/07/2016          25,172
                                                                                                    ----------
              DIVERSIFIED BANKS (1.0%)
   30,000     Marshall & Ilsley Bank Notes                                5.21      12/15/2016          30,582
                                                                                                    ----------
              INTEGRATED OIL & GAS (1.3%)
   14,000     California Pollution Control Financing Auth.
                 Environmental Improvement RB, Series 1997(b)             2.44      12/01/2032          14,000
   24,000     California Pollution Control Financing Auth.
                 Environmental Improvement RB, Series 1997(b)             2.45      12/01/2032          24,000
                                                                                                    ----------
                                                                                                        38,000
                                                                                                    ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (3.3%)
  $16,944     Harris County, TX, Industrial
                 Development Corp., RB, Series 1995(b)                    2.36%      3/01/2023      $   16,944
   18,895     Harris County, TX, Industrial
                 Development Corp., RB, Series 1995(b)                    2.40       3/01/2023          18,895
   25,561     Harris County, TX, Industrial
                 Development Corp., RB, Series 1995(b)                    2.47       3/01/2023          25,561
   38,085     IDB of the Parish of Calcasieu, LA, Inc.,
                 Environmental RB, Series 1996
                 (LOC- BNP Paribas)                                       2.49       7/01/2026          38,085
                                                                                                    ----------
                                                                                                        99,485
                                                                                                    ----------
              WATER UTILITIES (0.2%)
    6,395     Destin Water Users, Inc., FL, BAN,
                 Series 2003                                              2.60       8/01/2006           6,395
                                                                                                    ----------
              U.S. GOVERNMENT (0.2%)
    5,347     Overseas Private Investment Corp.,
                 Series 1995-221/308                                      2.55      12/14/2007           5,347
                                                                                                    ----------
              Total put bonds (cost: $204,981)                                                         204,981
                                                                                                    ----------
              VARIABLE-RATE DEMAND NOTES (45.3%)

              AGRICULTURAL PRODUCTS (0.4%)
   13,335     Mississippi Business Finance Corp., RB,
                 Series 2002 (LOC - Regions Bank)                         2.60       4/01/2012          13,335
                                                                                                    ----------
              AIRPORT SERVICES (0.0%)(e)
    1,190     Shawnee Kansas Private Activity RB,
                 Series 1997 (LOC - JPMorgan Chase Bank)                  2.49      12/01/2012           1,190
                                                                                                    ----------
              AIRPORT/PORT (0.4%)
   11,800     Tulsa, OK, Airport Improvement Trust RB
                 (LOC - JPMorgan Chase Bank)                              2.46       6/01/2023          11,800
                                                                                                    ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    7,165     St. Charles Parish, LA, RB, Series 2002
                 (LOC - Hibernia National Bank)                           2.70       9/01/2024           7,165
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              APPROPRIATED DEBT (0.2%)
  $ 4,465     New Jersey Sports and Exposition Auth.,
                 Bonds, Series 2002C (LIQ) (INS)                          2.57%      3/01/2005      $    4,465
                                                                                                    ----------
              ASSET-BACKED FINANCING (1.7%)
   12,074     Capital One Funding Corp., Notes, Series
                 1996E (LOC - JPMorgan Chase Bank)                        2.42       7/02/2018          12,074
    6,083     Cornerstone Funding Corp. I, Notes,
                 Series 2000B (LOC - Fifth Third Bank)                    2.62       1/01/2021           6,083
    4,088     Cornerstone Funding Corp. I, Notes,
                 Series 2003G (LOC - Huntington National Bank)            2.62       1/01/2024           4,088
   15,670     Cornerstone Funding Corp. I, Notes,
                 Series 2001B (LOC - Fifth Third Bank)                    2.57       9/01/2026          15,670
   13,016     Cornerstone Funding Corp. I, Notes,
                 Series 2004A (LOC - Fifth Third Bank)                    2.57       6/01/2029          13,016
                                                                                                    ----------
                                                                                                        50,931
                                                                                                    ----------
              AUTO PARTS & EQUIPMENT (1.2%)
   15,000     Alabama IDA, RB (LOC - Barclays Bank plc)                   2.92      10/01/2019          15,000
   10,240     Bardstown, KY, RB, Series 1994
                 (LOC - Comerica Bank, N.A.)                              2.60       6/01/2024          10,240
   11,275     Bardstown, KY, RB, Series 1995
                 (LOC - Comerica Bank, N.A.)                              2.60       3/01/2025          11,275
                                                                                                    ----------
                                                                                                        36,515
                                                                                                    ----------
              BROADCASTING & CABLE TV (0.7%)
   20,500     New Jersey Economic Development Auth., RB,
                 Series 1997A (NBGA)(b)                                   2.38      10/01/2021          20,500
                                                                                                    ----------
              BUILDINGS (0.3%)
    8,940     Downtown Marietta Development Auth., GA, RB,
                 Series 1996B (LIQ)                                       2.66       7/01/2021           8,940
                                                                                                    ----------
              CASINOS & GAMING (2.4%)
   21,000     Detroit, MI, Economic Development Corp., RB,
                 Series 1999A (LOC - Bank of America, N.A.)               2.61       5/01/2009          21,000
   41,830     Detroit, MI, Economic Development Corp., RB,
                 Series 1999C (LOC - Key Bank, N.A.)                      2.73       5/01/2009          41,830
    9,095     Greenville, SC, Memorial Auditorium
                 District Public Facilities, COP (MLO),
                 Series 1996C (LOC - Bank of America, N.A.)               2.66       9/01/2017           9,095
                                                                                                    ----------
                                                                                                        71,925
                                                                                                    ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              COMMUNITY SERVICE (0.2%)
  $ 6,400     Roman Catholic Diocese of Raleigh, NC, Notes,
                 Series A (LOC - Bank of America, N.A.)                   2.61%      6/01/2018      $    6,400
                                                                                                    ----------
              CONSTRUCTION & ENGINEERING (0.8%)
   23,325     Dynetics, Inc. Variable/Fixed-Rate Promissory
                 Notes, Series 2004 (LOC - Compass Bank)                  2.70      12/01/2026          23,325
                                                                                                    ----------
              DEPARTMENT STORES (1.0%)
   31,320     Belk, Inc., RB, Series 1998
                 (LOC - Wachovia Bank, N.A.)                              2.57       7/01/2008          31,320
                                                                                                    ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.2%)
    5,885     Variable Rate Taxable Demand Notes,
                 Series 1999 (LOC - FirstMerit Bank, N.A.)                2.51       4/01/2020           5,885
                                                                                                    ----------
              DIVERSIFIED METALS & MINING (0.7%)
   12,000     Prince Metal Stamping USA, Inc.,
                 Variable/Term Rate Notes, Series 2004
                 (LOC - Bank of Nova Scotia)                              2.46       3/01/2024          12,000
    8,735     Webster, KY, Taxable Variable Rate Demand
                 Industrial RB, Series 2004 (LOC -
                 Regions Bank)                                            2.55      11/01/2024           8,735
                                                                                                    ----------
                                                                                                        20,735
                                                                                                    ----------
              EDUCATION (1.1%)
   15,000     Pepperdine Univ., Bonds, Series 2002B                       2.66       8/01/2037          15,000
    4,475     Rockland County, NY, IDA Civic Facility RB,
                 Series 2004B (LOC - Commerce Bank, N.A.)                 2.66       5/01/2034           4,475
    6,800     Savannah College of Art and Design, Inc., RB,
                 Series 2004 (LOC - Bank of America, N.A.)                2.56       4/01/2024           6,800
    6,900     Univ. of Alabama General RB,
                 Series 2004-B (LIQ, INS)                                 2.55       7/01/2009           6,900
                                                                                                    ----------
                                                                                                        33,175
                                                                                                    ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   21,000     Amerivest Financial, LLC, Trust Redeemable
                 Securities, Series 2004 (LDA - AmSouth
                 Bank, N.A., Wachovia Bank, N.A.)(b)                      2.70       6/01/2014          21,000
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              FOREST PRODUCTS (0.7%)
  $20,000     Gulf States Paper Corp., Demand Bonds,
                 Series 1998 (LOC - Bank of America, N.A.)                2.52%     11/01/2018      $   20,000
                                                                                                    ----------
              GENERAL OBLIGATION (0.9%)
   26,675     Community Development of National City, CA,
                 Tax Allocation Bonds, Series 2001A
                 (LIQ) (INS)                                              2.57       8/01/2025          26,675
                                                                                                    ----------
              HEALTH CARE FACILITIES (4.2%)
   11,520     American Health Care Centers, Inc., Notes,
                 Series 1999 (LOC - FirstMerit Bank, N.A.)                2.51       2/01/2019          11,520
   18,185     Bronson Lifestyle Improvement & Research
                 Center, Notes, Series A (LOC - Fifth
                 Third Bank)                                              2.47       9/01/2030          18,185
    6,200     Centrastate Medical Arts Building, LLC,
                 Demand Bonds, Series 2000
                 (LOC - Commerce Bank, N.A.)                              2.70      12/01/2025           6,200
    7,105     Crystal Clinic, Notes, Series 2000
                 (LOC - FirstMerit Bank, N.A.)                            2.51       4/01/2020           7,105
   23,500     Garlands of Barrington Lenders Inc.,
                 Demand Notes, Series 2002E
                 (LOC - JPMorgan Chase Bank)                              2.40       4/01/2032          23,500
   15,000     Infirmary Health Systems Special Care, RB,
                 Series 2000B (LOC - Regions Bank)                        2.59       1/01/2024          15,000
   11,795     Louisiana Public Facilities Auth., RB, Series
                 2002D (LOC - Hibernia National Bank)                     2.70       7/01/2028          11,795
    7,500     MCE MOB IV LP, Demand Notes, Series 2002
                 (LOC - National City Bank)                               2.47       8/01/2022           7,500
    7,100     Palmetto NW, LLC, Secured Promissory Notes
                 (LOC - National Bank of South Carolina)                  2.62       5/01/2029           7,100
   12,020     Pensacola POB Inc., Bonds, Series 1990
                 (LOC - AmSouth Bank, N.A.)                               2.38      10/01/2015          12,020
    7,310     Terre Haute, IN, RB, Series 2002D
                 (LOC - Huntington National Bank)                         2.71       8/01/2032           7,310
                                                                                                    ----------
                                                                                                       127,235
                                                                                                    ----------
              HOME FURNISHINGS (0.5%)
    5,000     Caddo Parrish, LA, IDB, Industrial
                 Development RB (LOC - Hibernia
                 National Bank)                                           2.59       7/01/2024           5,000

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
  $10,890     Standard Furniture Manufacturing Co., Inc.,
                 Promissory Notes, Series 2002
                 (LOC - AmSouth Bank, N.A.)                               2.68%      3/01/2015      $   10,890
                                                                                                    ----------
                                                                                                        15,890
                                                                                                    ----------
              HOME IMPROVEMENT RETAIL (0.3%)
    9,000     Brookhaven New York IDA, Taxable Intercounty
                 Associates, RB (LOC - North Fork Bank)                   2.84       1/01/2025           9,000
                                                                                                    ----------
              HOSPITAL (0.5%)
   15,800     Indiana Health Facility Financing Auth., RB,
                 Series 1999B (LOC - Bank of America, N.A.)               2.61       1/01/2019          15,800
                                                                                                    ----------
              HOTELS, RESORTS, & CRUISE LINES (0.7%)
    8,245     Alprion, LLC Demand Bonds, Series 2004
                 (LOC - Federal Home Loan Bank of Topeka)                 2.65      10/01/2034           8,245
   12,530     Central Michigan Inns, RB, Series 1998A
                 (LOC - Standard Federal Bank)                            2.60      11/01/2028          12,530
                                                                                                    ----------
                                                                                                        20,775
                                                                                                    ----------
              HOUSEHOLD APPLIANCES (0.4%)
   13,100     Mississippi Business Finance Corp., Industrial
                 Development RB, Series 2000
                 (LOC - Bank of America, N.A.)                            2.62       6/01/2015          13,100
                                                                                                    ----------
              INDUSTRIAL CONGLOMERATES (0.5%)
   14,000     Mississippi Business Finance Corp., RB,
                 Series 1998(b)                                           2.38       2/01/2023          14,000
                                                                                                    ----------
              INDUSTRIAL GASES (0.2%)
    5,600     Sandhill Group, LLC, Option Notes,
                 Series 2003 (LOC - Regions Bank)                         2.65      12/01/2013           5,600
                                                                                                    ----------
              INDUSTRIAL MACHINERY (1.6%)
   25,000     Hampton Hydraulics, LLC, Promissory Notes,
                 Series 2003 (LOC - AmSouth Bank, N.A.)                   2.65       4/01/2013          25,000
   10,480     Savannah, GA, Economic Development Auth.,
                 RB, Series 1998 (LOC - SouthTrust Bank, N.A.)            2.55       6/01/2018          10,480
   11,700     Sterling Pipe & Tube, Inc., Notes,
                 Series 2000 (LOC - National City Bank)                   2.51      11/01/2012          11,700
                                                                                                    ----------
                                                                                                        47,180
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.3%)
  $ 9,250     Software Capital Investments, LLC, Bonds,
                 Series 2003 (LOC - Bank of North Georgia)                2.62%      6/01/2005      $    9,250
                                                                                                    ----------
              LEISURE FACILITIES (3.6%)
    4,948     Cornerstone Funding Corp. I, Notes, Series
                 2003D (LOC - Wells Fargo Bank, N.A.)                     2.54       7/01/2024           4,948
   12,000     First Assembly of God, Taxable Variable Rate
                 Demand Bonds, Series 2004
                 (LOC - Regions Bank)                                     2.55      12/01/2029          12,000
    8,450     First Church of God, Notes, Series 2002
                 (LOC - Huntington National Bank)                         2.70      10/03/2022           8,450
   10,285     Harvest Bible Chapel Demand RB,
                 Series 2004 (LOC - Fifth Third Bank)                     2.55       8/01/2029          10,285
   31,200     Olympic Club, RB, Series 2002
                 (LOC - Allied Irish Banks plc)                           2.60      10/01/2032          31,200
   40,000     Renaissance Prospect Group LLC, Bonds,
                 Taxable Series 2004 (LDA - AmSouth Bank,
                 N.A., Wachovia Bank, N.A.)(b)                            2.70       7/01/2033          40,000
                                                                                                    ----------
                                                                                                       106,883
                                                                                                    ----------
              LEISURE PRODUCTS (0.3%)
    8,390     McDuffie County, GA, Development Auth., RB,
                 Series 2002 (LOC - Regions Bank)                         2.60       8/01/2022           8,390
                                                                                                    ----------
              MULTIFAMILY HOUSING (0.8%)
   13,370     Arbor View II, LLC, Notes, Series 2001A
                 (LOC - Regions Bank)                                     2.46       4/01/2028          13,370
    9,825     Los Angeles, CA, Community Redevelopment
                 Agency MFH, RB, Series 2003B
                 (LOC - Fleet National Bank)                              2.50      10/15/2038           9,825
                                                                                                    ----------
                                                                                                        23,195
                                                                                                    ----------
              NURSING/CCRC (0.9%)
   20,290     Chestnut Partnership, Bonds, Series 1999
                 (LOC - La Salle National Bank, N.A.)                     2.55       1/01/2029          20,290
    7,000     Lincolnwood Funding Corp., RB, Series
                 1995A (LOC - SouthTrust Bank, N.A.)                      2.62       8/01/2015           7,000
                                                                                                    ----------
                                                                                                        27,290
                                                                                                    ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
  $12,570     Municipal Gas Auth. of Georgia RB, Series
                 2003A (LOC - Bayerische Landesbank,
                 JPMorgan Chase Bank, Wachovia Bank, N.A.)                2.59%      2/01/2015      $   12,570
   13,960     Southeast Alabama Gas District, General
                 System RB, Series 2003A (LIQ, INS)                       2.51       6/01/2023          13,960
                                                                                                    ----------
                                                                                                        26,530
                                                                                                    ----------
              PACKAGED FOODS & MEAT (0.1%)
    3,935     Atlanta Bread Co. International, Inc.,
                 Notes (LOC - Columbus Bank & Trust Co.)                  2.62       9/01/2023           3,935
                                                                                                    ----------
              PAPER PRODUCTS (0.6%)
    8,294     Bancroft Bag, Inc., Notes, Series 1998
                 (LOC - JPMorgan Chase Bank)                              2.47      11/01/2008           8,294
    9,320     Mac Papers, Inc., Demand Bonds, Series
                 1995 (LOC - Wachovia Bank, N.A.)                         2.57       8/03/2015           9,320
                                                                                                    ----------
                                                                                                        17,614
                                                                                                    ----------
              PROPERTY & CASUALTY INSURANCE (2.3%)
   70,000     Alfa Corp., Promissory Notes, Series 2002(b)                2.78       6/01/2017          70,000
                                                                                                    ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (10.2%)
    3,715     Baron Investments, Ltd., Notes, Series 2004
                 (LOC - Federal Home Loan Bank of Dallas)                 2.70      10/01/2024           3,715
   12,250     BBN Holdings, LLC, Demand Notes,
                 Series 2004 (LOC - AmSouth Bank, N.A.)                   2.68       6/01/2029          12,250
   10,500     Cornerstone Funding Corp. I, Notes,
                 Series 2000C (LOC - Deutsche Bank Trust Co.)             2.57      12/01/2020          10,500
    2,928     Cornerstone Funding Corp. I, Notes,
                 Series 2004E (LOC - Charter One Bank)                    2.62       1/01/2030           2,928
   13,005     Dellagnese Properties LLC, Demand Notes,
                 Series 2000 (LOC - FirstMerit Bank, N.A.)                2.51      11/01/2025          13,005
   30,000     Earthsky Limited, Trust Redeemable Securities,
                 Series 2003A (LDA - AmSouth Bank, N.A.,
                 Wachovia Bank, N.A.)(b)                                  2.82       9/01/2013          30,000
   15,585     Exchange at Hammond LLC, Bonds, Series
                 2002 (LOC - Bank of North Georgia)                       2.66       8/01/2022          15,585
   18,430     Fairway Park Properties LLC, Notes,
                 Series 2001 (LOC - National City Bank)                   2.51      10/15/2026          18,430
    7,635     Houston County, GA, IDA, RB, Series 1997
                 (LOC - SouthTrust Bank, N.A.)                            2.58       8/01/2012           7,635

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
  $14,455     JPV Capital LLC, Notes, Series 2001A
                 (LOC - Standard Federal Bank)                            2.60%      7/01/2041      $   14,455
    6,240     Kederike Financial Group, LLC, Bonds,
                 Series 2002A (LOC - Compass Bank)                        2.65       7/01/2022           6,240
    8,780     LAM Funding LLC, Notes, Series A
                 (LOC - National City Bank of MI/IL)                      2.47      12/15/2027           8,780
   24,510     Mayfair at Great Neck, NY, Bonds, Series 1997
                 (LOC - Manufacturers & Traders Trust)                    2.43       1/01/2023          24,510
   12,220     Peachtree-Dunwoody Properties, LLC, Demand
                 Bonds, Series 2003 (LOC - Bank of
                 North Georgia)                                           2.62       3/01/2023          12,220
   17,735     PHF Investments, LLC, Demand Notes,
                 Series 2004A (LOC - Associated Bank, N.A.)               2.60       6/01/2044          17,735
    9,460     Pierce Memorial Baptist Home, Inc., Bonds,
                 Series 1999 (LOC - La Salle National
                 Bank, N.A.)                                              2.55      10/01/2028           9,460
    9,720     SBAR-Piperno Co., RB, Series 1998
                 (LOC - Wachovia Bank, N.A.)                              2.57       9/01/2012           9,720
   25,000     Sea Island Co. and Sea Island Coastal
                 Properties LLC, Notes, Series 2003
                 (LOC - Columbus Bank & Trust Co.)                        2.62       4/01/2023          25,000
   21,490     SF Tarns LLC, RB, Series 2000
                 (LOC - Standard Federal Bank)                            2.63      12/01/2025          21,490
   14,500     Shepherd Capital LLC, Notes, Series
                 2003A (LOC - Comerica Bank, N.A.)                        2.60       1/01/2053          14,500
   12,715     Thayer Properties, LLC, Series 2000
                 (LOC - Columbus Bank & Trust Co.)                        2.60       7/01/2020          12,715
   12,000     WLB, LLC, Series 1997 (LOC - Columbus
                 Bank & Trust Co.)                                        2.60       4/01/2047          12,000
    2,530     Woodland Park Apartments, LLC, Series
                 2001 (LOC - Columbus Bank & Trust Co.)                   2.60       6/01/2031           2,530
                                                                                                    ----------
                                                                                                       305,403
                                                                                                    ----------
              REAL ESTATE TAX/FEE (0.4%)
   11,000     Mississippi Development Bank, Special
                 Obligation Bonds, Series 2002 (LIQ) (INS)                2.60       6/01/2032          11,000
                                                                                                    ----------
              SPECIALTY CHEMICALS (0.2%)
    6,500     Gary, IN, Empowerment Zone Bonds, Series
                 2000A (LOC - Federal Home Loan Bank)                     2.70       5/11/2020           6,500
                                                                                                    ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.2%)
  $ 5,200     Express Oil Change, LLC, Notes
                 (LOC - AmSouth Bank, N.A.)                               2.60%      7/01/2018      $    5,200
                                                                                                    ----------
              STEEL (0.3%)
    9,970     Indiana Development Finance Auth., RB,
                 Series 1998 (LOC - JPMorgan Chase Bank)                  2.48       1/01/2009           9,970
                                                                                                    ----------
              TEXTILES (0.4%)
    6,166     Loma Co. LLC, Floating Rate Option Notes
                 (LOC - JPMorgan Chase Bank)                              2.42      12/01/2008           6,166
    5,235     Superior Health Linens, Inc. & Superior
                 Health Textiles Properties, LLP, Series 2004
                 (LOC - Associated Bank, N.A.)                            2.86      12/01/2024           5,235
                                                                                                    ----------
                                                                                                        11,401
                                                                                                    ----------
              TRUCKING (0.2%)
    6,525     Iowa 80 Group Inc., Demand Bonds, Series 2003
                 (LOC - Wells Fargo Bank, N.A.)                           2.55       6/01/2016           6,525
                                                                                                    ----------
              WATER UTILITIES (0.2%)
    5,500     Connecticut Water Co., Debenture Bonds, Series
                 2004 (LOC - Citizens Bank of Rhode Island)               2.45       1/04/2029           5,500
                                                                                                    ----------
              WATER/SEWER UTILITY (0.7%)
   16,680     Hesperia, CA, Public Financing Auth., RB,
                 Series 1998A (LOC - Bank of America, N.A.)               2.52       6/01/2026          16,680
    3,000     Kern Water Bank Auth., CA, RB, Series 2003B
                 (LOC - Wells Fargo Bank, N.A.)                           2.52       7/01/2028           3,000
                                                                                                    ----------
                                                                                                        19,680
                                                                                                    ----------
              Total variable-rate demand notes (cost: $1,358,127)                                    1,358,127
                                                                                                    ----------
              ADJUSTABLE-RATE NOTES (22.5%)

              ASSET-BACKED FINANCING (1.8%)
   29,400     Descartes Funding Trust, Short Term Notes
                 (acquired 11/12/2004; cost $29,400)(b,c)                 2.48      11/15/2005          29,400
   24,278     RMAC 2004-NS3 plc Notes(b)                                  2.44       9/12/2005          24,278
                                                                                                    ----------
                                                                                                        53,678
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (1.7%)
  $20,000     American General Finance Corp.,
                 Floating Rate Notes(b)                                   2.48%      2/15/2006      $   20,000
   30,000     SLM Corp., Floating Rate Notes(b)                           2.42       2/03/2006          30,000
                                                                                                    ----------
                                                                                                        50,000
                                                                                                    ----------
              DIVERSIFIED BANKS (8.6%)
   50,000     Associated Bank N.A., Notes                                 2.18       2/03/2005          50,000
   17,300     Mercantile Safe Deposit & Trust, CD                         2.49       4/15/2005          17,300
   10,000     Mercantile Safe Deposit & Trust, CD                         2.44       9/12/2005          10,000
   10,000     Mercantile Safe Deposit & Trust, CD                         2.50      10/18/2005          10,000
   20,000     Northern Rock PLC, Floating Rate Notes,
                 Series C(b)                                              2.45       2/03/2006          20,000
   50,000     Northern Rock PLC, Senior MTN(b)                            2.49       1/10/2006          50,000
   25,000     Washington Mutual Bank, FA, Notes                           2.65       7/18/2005          25,000
   75,000     Washington Mutual Bank, FA, Senior
                 Global Notes, Series 5                                   2.51      11/25/2005          75,000
                                                                                                    ----------
                                                                                                       257,300
                                                                                                    ----------
              GAS UTILITIES (1.7%)
   50,000     Baltimore Gas & Electric Co., 1st
                 Refunding Mortgage Bonds                                 2.43       9/01/2005          50,000
                                                                                                    ----------
              LIFE & HEALTH INSURANCE (2.4%)
   16,000     Premium Asset Trust Certificates,
                 Series 2004-5(b)                                         2.45       5/13/2005          16,000
   15,000     Premium Asset Trust Certificates,
                 Series 2003-4(b)                                         2.54       6/03/2005          15,005
   15,000     Premium Asset Trust Certificates,
                 Series 2003-9(b)                                         2.72      10/07/2005          15,011
   25,000     Premium Asset Trust Certificates,
                 Series 2004-8(b)                                         2.49      10/14/2005          25,000
                                                                                                    ----------
                                                                                                        71,016
                                                                                                    ----------
              MULTI-LINE INSURANCE (0.8%)
   25,000     Oil Insurance Ltd., Floating Rate Notes(b)                  2.57       1/09/2006          25,000
                                                                                                    ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   20,000     General Electric Capital Corp., Floating
                 Rate MTN, Series A                                       2.52       2/09/2006          20,000
                                                                                                    ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                            COUPON OR
   AMOUNT     SECURITY                                           DISCOUNT RATE        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------
              SPECIALIZED FINANCE (0.9%)
  $23,255     CIT Group Inc., Global Senior MTN                           3.16%      7/29/2005      $   23,304
    3,000     CIT Group Inc., Global Senior MTN                           2.42      11/04/2005           3,005
                                                                                                    ----------
                                                                                                        26,309
                                                                                                    ----------
              THRIFTS & MORTGAGE FINANCE (3.5%)
   25,000     Bradford & Bingley plc, Notes(b)                            2.65       4/08/2005          25,000
   33,000     Countrywide Home Loans, Inc., MTN, Series L                 2.70       4/12/2005          32,999
   25,000     Countrywide Home Loans, Inc., MTN, Series M                 2.42       5/20/2005          24,997
    2,300     Countrywide Home Loans, Inc., MTN, Series K                 2.89       5/20/2005           2,303
    5,000     Countrywide Home Loans, Inc., MTN, Series M                 2.61       6/23/2005           5,000
   15,000     Countrywide Home Loans, Inc., MTN, Series M                 2.47       8/26/2005          14,999
                                                                                                    ----------
                                                                                                       105,298
                                                                                                    ----------
              U.S. GOVERNMENT (0.5%)
   15,000     Fannie Mae, Notes(d)                                        1.65       2/08/2005          15,000
              Total adjustable-rate notes (cost: $673,601)                                             673,601
                                                                                                    ----------
              TOTAL INVESTMENTS (COST: $3,013,037)                                                  $3,013,037
                                                                                                    ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

         (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate value of these securities at January 31, 2005, was $29,400,000, which represented 1.0% of the Fund's net assets.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Represents less than 0.1% of net assets.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
January 31, 2005 (unaudited)

ASSETS

   Investments in securities (valued at amortized cost)                 $3,013,037
   Cash                                                                        191
   Receivables:
      Capital shares sold                                                   19,596
      Interest                                                              11,463
      Securities sold                                                       17,854
                                                                        ----------
         Total assets                                                    3,062,141
                                                                        ----------
LIABILITIES

   Payables:
      Securities purchased                                                  44,948
      Capital shares redeemed                                               16,695
      Dividends on capital shares                                               68
   Accrued management fees                                                     611
   Accrued transfer agent's fees                                                 4
   Other accrued expenses and payables                                         295
                                                                        ----------
         Total liabilities                                                  62,621
                                                                        ----------
            Net assets applicable to capital shares outstanding         $2,999,520
                                                                        ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $2,999,518
   Accumulated net realized gain on investments                                  2
                                                                        ----------
            Net assets applicable to capital shares outstanding         $2,999,520
                                                                        ==========
   Capital shares outstanding                                            2,999,518
                                                                        ==========
   Authorized shares of $.01 par value                                   7,700,000
                                                                        ==========
   Net asset value, redemption price, and offering price per share      $     1.00
                                                                        ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                       $30,434
                                                                         -------
EXPENSES

   Management fees                                                         3,624
   Administrative and servicing fees                                       1,510
   Transfer agent's fees                                                   2,960
   Custody and accounting fees                                               366
   Postage                                                                   338
   Shareholder reporting fees                                                148
   Directors' fees                                                             3
   Registration fees                                                          37
   Professional fees                                                          73
   Other                                                                      35
                                                                         -------
      Total expenses                                                       9,094
   Expenses paid indirectly                                                  (23)
                                                                         -------
      Net expenses                                                         9,071
                                                                         -------
NET INVESTMENT INCOME                                                    $21,363
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                  1/31/2005          7/31/2004
                                                                ------------------------------
FROM OPERATIONS

   Net investment income                                        $    21,363        $    20,920
   Net realized gain on investments                                       -                  2
                                                                ------------------------------
      Increase in net assets resulting from operations               21,363             20,922
                                                                ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (21,363)           (20,920)
                                                                ------------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      1,506,598          3,110,200
   Reinvested dividends                                              20,970             20,491
   Cost of shares redeemed                                       (1,547,792)        (3,509,682)
                                                                ------------------------------
      Decrease in net assets from capital share
         transactions                                               (20,224)          (378,991)
                                                                ------------------------------
Net decrease in net assets                                          (20,224)          (378,989)

NET ASSETS

   Beginning of period                                            3,019,744          3,398,733
                                                                ------------------------------
   End of period                                                $ 2,999,520        $ 3,019,744
                                                                ==============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                    1,506,598          3,110,200
   Shares issued for dividends reinvested                            20,970             20,491
   Shares redeemed                                               (1,547,792)        (3,509,682)
                                                                ------------------------------
      Decrease in shares outstanding                                (20,224)          (378,991)
                                                                ==============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

                 identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2005, the Fund did not invest in any repurchase agreements.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of January 31, 2005.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January
                 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $23,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of $3,000. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred management fees, paid or payable to the Manager, of $3,624,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,510,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,960,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2005, the Association and its affiliates owned 3,000 shares (0.0%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
January 31, 2005 (unaudited)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                                YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------------------
                                      2005              2004            2003            2002            2001              2000
                                ----------------------------------------------------------------------------------------------
Net asset value at
   beginning of period          $     1.00        $     1.00      $     1.00      $     1.00      $     1.00        $     1.00
                                ----------------------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income               .01               .01             .01             .02             .05               .05
   Net realized and
      unrealized gain                    -               .00(e)            -               -               -                 -
                                ----------------------------------------------------------------------------------------------
Total from investment
   operations                          .01               .01             .01             .02             .05               .05
                                ----------------------------------------------------------------------------------------------
Less distributions:
   From net investment income         (.01)             (.01)           (.01)           (.02)           (.05)             (.05)
                                ----------------------------------------------------------------------------------------------
Net asset value at end
   of period                    $     1.00        $     1.00      $     1.00      $     1.00      $     1.00        $     1.00
                                ==============================================================================================

Total return (%)*                      .72               .66            1.15            2.02            5.54              5.66
Net assets at end of
   period (000)                 $2,999,520        $3,019,744      $3,398,733      $3,569,459      $3,867,791        $3,427,820
Ratio of expenses to
   average net assets (%)**            .60(a,d)          .60(d)          .59(d)          .57(d)          .49(b,d)          .46(c,d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                  -                 -               -               -             .49(d)            .48(d)
Ratio of net investment
   income to average
   net assets (%)**                   1.42(a)            .66            1.15            2.01            5.36              5.56

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2005, average net assets were $2,994,747,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the
    Fund's average annual net assets.
(c) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -                 -            (.01%)             -               -                 -
(e) Represents less than $.01 per share

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2005 (UNAUDITED)

         the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSE PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE           AUGUST 1, 2004 -
                                       AUGUST 1, 2004        JANUARY 31, 2005        JANUARY 31, 2005
                                       ---------------------------------------------------------------
Actual                                   $1,000.00              $1,007.20                  $3.04
Hypothetical
   (5% return before expenses)            1,000.00               1,022.18                  3.06

        *Expenses are equal to the Fund's annualized expense ratio of 0.60%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.72% for the six-month period of August 1, 2004, through January 31, 2005.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23428-0305                                   (C)2005, USAA. All rights reserved.